CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Included in cost of services USD ($)	Dec. 31, 2013 Included in cost of services CNY	Dec. 31, 2012 Included in cost of services CNY	Dec. 31, 2011 Included in cost of services CNY	Dec. 31, 2013 Included in operating expenses - Sales and marketing USD ($)	Dec. 31, 2013 Included in operating expenses - Sales and marketing CNY	Dec. 31, 2012 Included in operating expenses - Sales and marketing CNY	Dec. 31, 2011 Included in operating expenses - Sales and marketing CNY	Dec. 31, 2013 Included in operating expenses - General and administrative USD ($)	Dec. 31, 2013 Included in operating expenses - General and administrative CNY	Dec. 31, 2012 Included in operating expenses - General and administrative CNY	Dec. 31, 2011 Included in operating expenses - General and administrative CNY
Share-based compensation	$ (10,714)	(64,858)	(50,538)	(37,974)	$ (1,716)	(10,391)	(7,870)	(6,084)	$ (1,476)	(8,933)	(6,766)	(5,230)	$ (7,522)	(45,534)	(35,902)	(26,660)
Number of common shares represented by each ADS	2	2	2	2